COMBINED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMBINED FINANCIAL STATEMENT DETAILS	COMBINED FINANCIAL STATEMENT DETAILS

	December 31,
	2019	2018
	(In thousands)
Other current assets:
Capitalized costs to obtain a contract with a customer	$43,069	$40,601
Prepaid expenses	41,934	36,636
Capitalized downloadable search toolbar costs, net	21,985	33,365
Other	45,346	56,857
Other current assets	$152,334	$167,459

	December 31,
	2019	2018
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$242,882	$224,497
Capitalized software and computer equipment	124,523	93,000
Furniture and other equipment	84,640	79,299
Land	11,591	11,591
Projects in progress	43,576	25,835
Property and equipment	507,212	434,222
Accumulated depreciation and amortization	(201,798)	(173,774)
Property and equipment, net	$305,414	$260,448

	December 31,
	2019	2018
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$105,960	$99,205
Accrued advertising expense	59,269	64,626
Accrued revenue share	30,574	28,284
Other	124,670	107,450
Accrued expenses and other current liabilities	$320,473	$299,565

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Other income, net	$33,627	$282,470	$12,363
Other income, net in 2019 includes: a $20.5 million gain related to the sale of our investment in Pinterest; $18.5 million in net upward adjustments related to investments in equity securities without readily determinable fair values; $14.7 million of interest income; an unrealized reduction of $9.1 million in the estimated fair value of a warrant; a realized loss of $8.2 million related to the sale of Vimeo's hardware business in the first quarter of 2019; and a $1.8 million mark-to-market charge for an indemnification claim related to the Handy acquisition that will be settled in ANGI shares held in escrow.
Other income, net in 2018 includes: a $26.8 million realized gain on the sale of certain Pinterest shares held by New IAC and a $128.8 million unrealized gain (or upward adjustment) to adjust our remaining interest in Pinterest to fair value in accordance with ASU No. 2016-01, which was adopted on January 1, 2018; $120.6 million in gains related to the sales of Dictionary.com, Electus, Felix and CityGrid; and $8.8 million of interest income.
Other income, net in 2017 includes: $25.8 million in realized gains related to the sale of certain investments; $4.0 million of interest income; $9.9 million in other-than-temporary impairment charges related to certain investments; and $6.6 million in net foreign currency exchange losses due primarily to the weakening of the dollar relative to the British pound.
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the combined balance sheet to the total amounts shown in the combined statement of cash flows:

	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
	(In thousands)
Cash and cash equivalents	$839,796	$884,975	$757,202	$521,416
Restricted cash included in other current assets	527	1,441	2,737	204
Restricted cash included in other assets	409	420	—	10,548
Total cash and cash equivalents and restricted cash as shown on the combined statement of cash flows	$840,732	$886,836	$759,939	$532,168
Restricted cash at December 31, 2019 primarily consists of a deposit related to corporate credit cards.
Restricted cash at December 31, 2018 primarily consists of a cash collateralized letter of credit and a deposit related to corporate credit cards.
Restricted cash at December 31, 2017 primarily supports a letter of credit to a supplier, which was released to New IAC in the second quarter of 2018.
Restricted cash at December 31, 2016 primarily included funds held in escrow for the MyHammer tender offer. In the first quarter of 2017, the funds held in escrow for the MyHammer tender offer were returned to New IAC.
Supplemental Disclosure of Non-Cash Transactions:
New IAC recorded an acquisition-related contingent consideration liability of $25.5 million during the year ended December 31, 2018 in connection with an acquisition. There were no acquisition-related contingent consideration liabilities recorded for the years ended December 31, 2019 and 2017. See "Note 6—Financial Instruments and Fair Value Measurements" for additional information on contingent consideration arrangements.
On October 19, 2018, ANGI issued 8.6 million shares of its Class A common stock valued at $165.8 million in connection with the acquisition of Handy.
On September 29, 2017, ANGI issued 61.3 million shares of its Class A common stock valued at $763.7 million in connection with the Combination.
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2019	2018	2017
	(In thousands)
Cash paid (received) during the year for:
Interest	$10,042	$13,108	$8
Income tax payments	$4,861	$4,084	$6,508
Income tax refunds	$(3,048)	$(30,320)	$(11,618)